DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		1 Months Ended											9 Months Ended	12 Months Ended		16 Months Ended
	Feb. 25, 2020	Dec. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	May 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Sep. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Nov. 30, 2021	Oct. 31, 2021	Aug. 31, 2021	Jun. 30, 2021	Jan. 31, 2021
Property, Plant and Equipment [Line Items]
Common stock, shares authorized															750,000,000
Warrants Exercisable, exercisable number of warrants		81,072,855												81,072,855
Warrants issuance cost														$ 2,900,000
Stock Issued During Period, Value, New Issues														158,820	$ 420,302
Common stock, par value															$ 0.01
Proceeds from Issuance of Common Stock														158,820	$ 420,293
Proceeds from convertible debt														966,425	307,500
Convertible notes into common stock, shares						4,025,000
Net Income (Loss) Attributable to Parent														5,094,981	(9,391,042)
Working capital deficit		$ 16,960,000												16,960,000
Business Combination, Contingent Consideration, Liability		$ 2,600,000												2,600,000
Net Cash Provided by (Used in) Operating Activities														1,452,562	4,434,465
Proceeds from Issuance of Private Placement															$ 1,545,052
Number of shares issued and sold															3,435,000
Warrant term		11 months 1 day												11 months 1 day
Autotelic Inc [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Issuance of Private Placement														$ 100,000
First Fire Note [Member]
Property, Plant and Equipment [Line Items]
Conversion of Stock, Amount Converted							$ 35,000
Conversion of Stock, Amount Converted							500,000
Note Holders [Member]
Property, Plant and Equipment [Line Items]
Common shares issued for cash, shares			912,162							3,041,958
Oncotelic Warrant [Member]
Property, Plant and Equipment [Line Items]
Common shares issued for cash, shares									33,000,000
Warrants Exercisable, exercisable number of warrants									50,000
2015 Equity Incentive Plan [Member]
Property, Plant and Equipment [Line Items]
Number of option shares issued														20,000,000
Common stock shares issued for future issuance		27,250,000												27,250,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized																					150,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares authorized																					750,000,000
Peak One Opportunity Fund, L.P [Member]
Property, Plant and Equipment [Line Items]
Common shares issued for cash, shares					300,000	300,000		300,000
Proceeds from Issuance of Common Stock					$ 23,000	$ 47,000		$ 52,000
Fourth Man LLC [Member]
Property, Plant and Equipment [Line Items]
Debt conversion value		$ 50,000		$ 68,250	$ 140,000
Convertible notes into common stock, shares		739,285		1,428,571	2,025,000
PointR [Member]
Property, Plant and Equipment [Line Items]
Net Cash Provided by (Used in) Operating Activities														$ 1,500,000
JH Darbie & Co Inc [Member]
Property, Plant and Equipment [Line Items]
Warrants Exercisable, exercisable number of warrants															22,000,000
Proceeds from Issuance of Private Placement													$ 5,000,000
Payment of direct placement fees															$ 700,000
Placement agent fees															$ 650,000
Number of shares issued and sold														10
Warrant term															5 years
JH Darbie & Co Inc [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued and sold	40
JH Darbie & Co Inc [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued and sold	100
Supplemental Agreement [Member] | Golden Mountain Partners LLC [Member]
Property, Plant and Equipment [Line Items]
Investment Company, General Partner Advisory Service														$ 1,200,000
Equity Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Common shares issued for cash, shares																4,700,000
Proceeds from Issuance of Common Stock																$ 600,000
Proceeds from Issuance of Private Placement														200,000
Equity Purchase Agreement [Member] | Peak One Opportunity Fund, L.P [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Value, New Issues												$ 10,000,000.0
Common stock, par value												$ 0.01
Securities Purchase Agreements [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value																	$ 0.01
Debt instrument face amount							$ 0.6	$ 0.25				$ 203,750					$ 0.25
Proceeds from convertible debt															$ 1,250,000
Geneva Agreement [Member]
Property, Plant and Equipment [Line Items]
Convertible debt																				$ 103,750
Proceeds from Issuance of Private Placement														500,000
Proceeds from related party debt														$ 1,100,000
Note Purchase Agreements [Member] | Autotelic Inc [Member]
Property, Plant and Equipment [Line Items]
Debt instrument face amount																			$ 698,500
Debt instrumental interest rate																			5.00%
Securities Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Debt instrument face amount						$ 340,000
Unsecured Convertible Note Purchase Agreement [Member] | Convertible Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Convertible debt										$ 500,000	$ 1,500,000							$ 500,000
Debt instrumental interest rate										2.00%
License Agreement [Member]
Property, Plant and Equipment [Line Items]
Milestone payment											$ 50,000,000
Royalties percent		15.00%												15.00%
Since Inception Date [Member]
Property, Plant and Equipment [Line Items]
Net Income (Loss) Attributable to Parent														$ 25,900,000
Point R merger agreement [Member]
Property, Plant and Equipment [Line Items]
Working capital deficit		$ 1,300,000												$ 1,300,000